Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 251,260	$ 252,091	$ 754,381	$ 750,359
Cost of sales	219,026	211,976	649,955	630,732
Gross profit	32,234	40,115	104,426	119,627
Operating expenses
Selling, general and administrative	(14,444)	(20,044)	(49,147)	(65,372)
Amortization of acquired intangible assets	(5,542)	(5,542)	(16,637)	(16,629)
Restructuring costs, net	(5,823)	(827)	(14,200)	(2,936)
Antitrust litigation costs
Trademark impairment loss			(38,000)
Operating income (loss)	6,425	13,702	(13,558)	34,690
Other expense
Interest (expense) income, net	(2,074)	(13,628)	(35,885)	(37,766)
Miscellaneous, net	(2,500)	(1,329)	(5,521)	(1,986)
Income (loss) before income taxes	1,851	(1,255)	(54,964)	(5,062)
Income tax (expense) benefit	790	(580)	19,463	(169)
Net (loss) income before equity in earnings of subsidiaries	2,641	(1,835)	(35,501)	(5,231)
Net income (loss)	2,641	(1,835)	(35,501)	(5,231)
Comprehensive (loss) income	(11,613)	(390)	(43,529)	(2,762)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(38,702)	(28,253)	(121,691)	(90,042)
Cost of sales	(38,702)	(28,253)	(121,691)	(90,042)
Operating expenses
Antitrust litigation costs
Other expense
Equity (deficit) in earnings of subsidiaries	5,783	(1,695)	50,945	(15,261)
Net income (loss)	5,783	(1,695)	50,945	(15,261)
Comprehensive (loss) income	53,619	(25,466)	76,717	(22,366)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
Selling, general and administrative	57
Antitrust litigation costs
Operating income (loss)	57
Other expense
Interest (expense) income, net	11,799		5,439
Intercompany interest	518		1,514
Miscellaneous, net	(916)	1	(915)
Income (loss) before income taxes	11,458	1	6,038
Income tax (expense) benefit	(1,928)		(1,951)
Net (loss) income before equity in earnings of subsidiaries	9,530	1	4,087
Equity (deficit) in earnings of subsidiaries	(6,889)	(1,836)	(39,588)	(5,231)
Net income (loss)	2,641	(1,835)	(35,501)	(5,231)
Comprehensive (loss) income	(51,618)	19,801	(60,997)	(1,044)
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Cost of sales	76		50
Gross profit	(76)		(50)
Operating expenses
Selling, general and administrative	(232)	(1,274)	(502)	(7,444)
Antitrust litigation costs
Operating income (loss)	(308)	(1,274)	(552)	(7,444)
Other expense
Interest (expense) income, net	(13,879)	(13,653)	(41,366)	(40,700)
Intercompany interest	5,548	5,568	16,685	16,705
Income (loss) before income taxes	(8,639)	(9,359)	(25,233)	(31,439)
Income tax (expense) benefit	3,325	4,220	9,510	11,954
Net (loss) income before equity in earnings of subsidiaries	(5,314)	(5,139)	(15,723)	(19,485)
Equity (deficit) in earnings of subsidiaries	(1,575)	3,303	(23,865)	14,254
Net income (loss)	(6,889)	(1,836)	(39,588)	(5,231)
Comprehensive (loss) income	(9,489)	(391)	(42,325)	(2,762)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	237,354	236,929	709,988	706,941
Cost of sales	211,873	200,239	630,536	600,188
Gross profit	25,481	36,690	79,452	106,753
Operating expenses
Selling, general and administrative	(12,227)	(16,376)	(42,743)	(51,307)
Amortization of acquired intangible assets	(5,309)	(5,308)	(15,927)	(15,927)
Restructuring costs, net	(5,801)	(767)	(13,935)	(1,676)
Antitrust litigation costs
Trademark impairment loss			(38,000)
Operating income (loss)	2,144	14,239	(31,153)	37,843
Other expense
Interest (expense) income, net	(4)		(10)	(8)
Intercompany interest	(6,022)	(5,497)	(18,031)	(16,481)
Miscellaneous, net	(1,550)	(1,366)	(4,646)	(4,072)
Income (loss) before income taxes	(5,432)	7,376	(53,840)	17,282
Income tax (expense) benefit	1,176	(4,301)	17,467	(9,266)
Net (loss) income before equity in earnings of subsidiaries	(4,256)	3,075	(36,373)	8,016
Equity (deficit) in earnings of subsidiaries	2,681	228	12,508	6,238
Net income (loss)	(1,575)	3,303	(23,865)	14,254
Comprehensive (loss) income	(4,175)	4,748	(26,602)	16,723
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	52,608	43,415	166,084	133,460
Cost of sales	45,779	39,990	141,060	120,586
Gross profit	6,829	3,425	25,024	12,874
Operating expenses
Selling, general and administrative	(2,042)	(2,394)	(5,902)	(6,621)
Amortization of acquired intangible assets	(233)	(234)	(710)	(702)
Restructuring costs, net	(22)	(60)	(265)	(1,260)
Antitrust litigation costs
Operating income (loss)	4,532	737	18,147	4,291
Other expense
Interest (expense) income, net	10	25	52	2,942
Intercompany interest	(44)	(71)	(168)	(224)
Miscellaneous, net	(34)	36	40	2,086
Income (loss) before income taxes	4,464	727	18,071	9,095
Income tax (expense) benefit	(1,783)	(499)	(5,563)	(2,857)
Net (loss) income before equity in earnings of subsidiaries	2,681	228	12,508	6,238
Net income (loss)	2,681	228	12,508	6,238
Comprehensive (loss) income	$ 50	$ 918	$ 9,678	$ 6,687